RIGHT-OF-USE-ASSETS, NET (Details Narrative)	12 Months Ended
Dec. 31, 2024
Right-of-use-assets Net
Lease description	the Group leased offices for its operations. Lease contracts are entered into fixed terms from 3 year to 9 years (2023: 1 year to 9 years). No extension options are available for all leases. Lease terms are negotiated on an individual basis and contain wide range of different terms and conditions.